Condensed consolidating information on certain US subsidiaries - Disclosure of condensed statement of comprehensive income (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Condensed Financial Statements [Line Items]
Profit (loss) for the year	[1],[2]	$ 9,578	$ 3,468	$ 172
Currency translation differences	[1]	(3,771)	1,986	254
Cash flow hedges (including reclassifications)		(6)	425	(362)
Costs of hedging (including reclassifications)		(186)
Exchange (gains) losses on translation of foreign operations reclassified to gain or loss on sale of businesses and fixed assets	[1]	0	(120)	30
Available-for-sale investments	[1]	0	14	1
Cash flow hedges marked to market	[1]	(126)	197	(639)
Cash flow hedges reclassified to the income statement	[1]	120	116	196
Cash flow hedges reclassified to the balance sheet	[1]	0	112	81
Share of items relating to equity-accounted entities, net of tax	[1]	417	564	833
Income tax relating to items that may be reclassified	[1]	4	(196)	13
Other comprehensive income that will be reclassified to profit or loss, net of tax	[1]	(3,542)	2,673	769
Remeasurements of the net pension and other post-retirement benefit liability or asset	[1]	2,317	3,646	(2,496)
Costs of hedges that will subsequently be transferred to the balance sheet		(37)
Income tax relating to items that will not be reclassified	[1]	(718)	(1,303)	739
Other comprehensive income that will not be reclassified to profit or loss, net of tax	[1]	1,562	2,343	(1,757)
Other comprehensive income	[1],[2]	(1,980)	5,016	(988)
Equity-accounted other comprehensive income of subsidiaries		0	0	0
Total comprehensive income	[1],[2]	7,598	8,484	(816)
Attributable to
BP shareholders	[1]	7,444	8,353	(846)
Non-controlling interests	[1]	154	131	30
Reportable Legal Entities | Issuer
Disclosure Of Condensed Financial Statements [Line Items]
Profit (loss) for the year		916	830	85
Currency translation differences		0	0	0
Cash flow hedges (including reclassifications)		0
Costs of hedging (including reclassifications)		0
Exchange (gains) losses on translation of foreign operations reclassified to gain or loss on sale of businesses and fixed assets			0	0
Available-for-sale investments			0	0
Cash flow hedges marked to market			0	0
Cash flow hedges reclassified to the income statement			0	0
Cash flow hedges reclassified to the balance sheet			0	0
Share of items relating to equity-accounted entities, net of tax		0	0	0
Income tax relating to items that may be reclassified		0	0	0
Other comprehensive income that will be reclassified to profit or loss, net of tax		0	0	0
Remeasurements of the net pension and other post-retirement benefit liability or asset		0	0	0
Costs of hedges that will subsequently be transferred to the balance sheet		0
Income tax relating to items that will not be reclassified		0	0	0
Other comprehensive income that will not be reclassified to profit or loss, net of tax		0	0	0
Other comprehensive income		0	0	0
Equity-accounted other comprehensive income of subsidiaries		0	0	0
Total comprehensive income		916	830	85
Attributable to
BP shareholders		916	830	85
Non-controlling interests		0	0	0
Reportable Legal Entities | Guarantor
Disclosure Of Condensed Financial Statements [Line Items]
Profit (loss) for the year		9,383	3,398	115
Currency translation differences		(296)	166	(236)
Cash flow hedges (including reclassifications)		0
Costs of hedging (including reclassifications)		0
Exchange (gains) losses on translation of foreign operations reclassified to gain or loss on sale of businesses and fixed assets			0	0
Available-for-sale investments			0	0
Cash flow hedges marked to market			0	0
Cash flow hedges reclassified to the income statement			0	0
Cash flow hedges reclassified to the balance sheet			0	0
Share of items relating to equity-accounted entities, net of tax		0	0	0
Income tax relating to items that may be reclassified		0	0	0
Other comprehensive income that will be reclassified to profit or loss, net of tax		(296)	166	(236)
Remeasurements of the net pension and other post-retirement benefit liability or asset		1,689	2,984	(2,019)
Costs of hedges that will subsequently be transferred to the balance sheet		0
Income tax relating to items that will not be reclassified		(511)	(1,169)	750
Other comprehensive income that will not be reclassified to profit or loss, net of tax		1,178	1,815	(1,269)
Other comprehensive income		882	1,981	(1,505)
Equity-accounted other comprehensive income of subsidiaries		(2,821)	2,983	544
Total comprehensive income		7,444	8,362	(846)
Attributable to
BP shareholders		7,444	8,362	(846)
Non-controlling interests		0	0	0
Reportable Legal Entities | Other subsidiaries
Disclosure Of Condensed Financial Statements [Line Items]
Profit (loss) for the year		10,221	3,685	834
Currency translation differences		(3,475)	1,820	490
Cash flow hedges (including reclassifications)		(6)
Costs of hedging (including reclassifications)		(186)
Exchange (gains) losses on translation of foreign operations reclassified to gain or loss on sale of businesses and fixed assets			(120)	30
Available-for-sale investments			14	1
Cash flow hedges marked to market			197	(639)
Cash flow hedges reclassified to the income statement			116	196
Cash flow hedges reclassified to the balance sheet			112	81
Share of items relating to equity-accounted entities, net of tax		417	564	833
Income tax relating to items that may be reclassified		4	(196)	13
Other comprehensive income that will be reclassified to profit or loss, net of tax		(3,246)	2,507	1,005
Remeasurements of the net pension and other post-retirement benefit liability or asset		628	662	(477)
Costs of hedges that will subsequently be transferred to the balance sheet		(37)
Income tax relating to items that will not be reclassified		(207)	(134)	(11)
Other comprehensive income that will not be reclassified to profit or loss, net of tax		384	528	(488)
Other comprehensive income		(2,862)	3,035	517
Equity-accounted other comprehensive income of subsidiaries		0	0	0
Total comprehensive income		7,359	6,720	1,351
Attributable to
BP shareholders		7,205	6,589	1,321
Non-controlling interests		154	131	30
Eliminations and reclassifications
Disclosure Of Condensed Financial Statements [Line Items]
Profit (loss) for the year		(10,942)	(4,445)	(862)
Currency translation differences		0	0	0
Cash flow hedges (including reclassifications)		0
Costs of hedging (including reclassifications)		0
Exchange (gains) losses on translation of foreign operations reclassified to gain or loss on sale of businesses and fixed assets			0	0
Available-for-sale investments			0	0
Cash flow hedges marked to market			0	0
Cash flow hedges reclassified to the income statement			0	0
Cash flow hedges reclassified to the balance sheet			0	0
Share of items relating to equity-accounted entities, net of tax		0	0	0
Income tax relating to items that may be reclassified		0	0	0
Other comprehensive income that will be reclassified to profit or loss, net of tax		0	0	0
Remeasurements of the net pension and other post-retirement benefit liability or asset		0	0	0
Costs of hedges that will subsequently be transferred to the balance sheet		0
Income tax relating to items that will not be reclassified		0	0	0
Other comprehensive income that will not be reclassified to profit or loss, net of tax		0	0	0
Other comprehensive income		0	0	0
Equity-accounted other comprehensive income of subsidiaries		2,821	(2,983)	(544)
Total comprehensive income		(8,121)	(7,428)	(1,406)
Attributable to
BP shareholders		(8,121)	(7,428)	(1,406)
Non-controlling interests		$ 0	$ 0	$ 0

[1]	See Note 32 for further information.
[2]	See Note 32 for further information.